Income Taxes (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended			51 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 Altria Group, Inc. [Member]	Dec. 31, 2010 Altria Group, Inc. [Member]	Dec. 31, 2009 Altria Group, Inc. [Member]	Dec. 31, 2011 Kraft [Member]	Sep. 30, 2009 Kraft [Member]	Dec. 31, 2011 Kraft [Member]	Dec. 31, 2010 Kraft [Member]	Dec. 31, 2011 Philip Morris International Inc. [Member]	Dec. 31, 2010 Philip Morris International Inc. [Member]	Dec. 31, 2011 Kraft And PMI [Member]	Dec. 31, 2010 Kraft And PMI [Member]	Dec. 31, 2009 Kraft And PMI [Member]	Jun. 30, 2010 Related To Altria Group, Inc. [Member]	Jun. 30, 2010 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2011 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2010 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2009 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2011 Reversal Of Tax Reserves And Associated Interest [Member]	Dec. 31, 2010 Following Resolution Of Several State Audits [Member]	Jun. 30, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 2007 And 2008 Spin-Offs [Member] Kraft [Member]	Dec. 31, 2011 2007 And 2008 Spin-Offs [Member] Philip Morris International Inc. [Member]	Jun. 30, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Mar. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 Minimum [Member] years	Dec. 31, 2011 Maximum [Member] years	Dec. 31, 2011 State [Member]	Dec. 31, 2011 Foreign [Member]
Income Taxes [Line Items]
Statutes of limitations period, in years																																		3	4
Unrecognized tax benefits if recognized would impact effective tax rate				$ 350,000,000	$ 360,000,000
Unrecognized tax benefits if recognized would affect deferred taxes				31,000,000	39,000,000
Impact on net earnings				160,000,000	181,000,000
Receivables from former subsidiaries														101,000,000		78,000,000													112,000,000	78,000,000
Pre-spin-off federal income tax reserves																													112,000,000	78,000,000
IRS payment related to LILO and SILO transactions recorded as other assets on Balance Sheet		945,000,000			945,000,000
Claim for refund of tax payment to IRS																																1,100,000,000	945,000,000
(Benefit) provision for income taxes				2,189,000,000	1,816,000,000	1,669,000,000		(199,000,000)	(329,000,000)	(313,000,000)	(12,000,000)	(88,000,000)	26,000,000							(47,000,000)	(169,000,000)	(12,000,000)	(169,000,000)	(88,000,000)	(77,000,000)	(64,000,000)
Impact on earnings																	0	0	0
Changes to Kraft and PMI tax-related receivables				(14,000,000)	169,000,000	88,000,000		(14,000,000)	169,000,000	88,000,000							(14,000,000)	169,000,000	88,000,000
Accrued interest and penalties				618,000,000	261,000,000						39,000,000		39,000,000	32,000,000	21,000,000	19,000,000
Interest (income) expense associated with uncertain tax position				496,000,000	(69,000,000)	3,000,000
Potential decrease in liability for uncertain tax positions				250,000,000
Charge primarily responsible for increase in income taxes rate	627,000,000			627,000,000			95,000,000																				312,000,000	312,000,000			627,000,000
Tax benefit related to settlement of income tax examination					216,000,000
Tax benefit related to closing agreement with IRS						88,000,000
Tax benefit from utilization of net operating losses			53,000,000
Financial services deferred income tax liabilities				2,811,000,000	3,880,000,000
Net operating losses carry forward				1,267,000,000
Tax credit carryforwards																																				$ 78,000,000	$ 31,000,000
Net operating losses carry forward, expiration				2012 through 2031
Tax credit carryforwards, expiration																																				2014 through 2017	2020 through 2021